Combined and Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue from Related Parties	¥ 0	¥ 0	¥ 15,655
Other comprehensive (loss) income, net of tax	¥ 0	¥ 0	¥ 0